INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 5.5%
Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A	1,673	$406,707
Meta Platforms, Inc. - Class A	477	350,299
Tencent Holdings Ltd. - ADR	3,875	329,956
Total Communication Services		1,086,962

Consumer Discretionary - 12.2%
Apparel, Accessories & Luxury Goods - 1.2%
ANTA Sports Products Ltd. - ADR	749	224,135

Automobile Manufacturers - 5.2%
BYD Co. Ltd. - ADR	27,979	394,224
Li Auto, Inc. - ADR (a)(b)	6,581	166,762
Suzuki Motor Corp. - ADR (b)	7,965	462,050
		1,023,036
Automotive Parts & Equipment - 1.0%
Sumitomo Electric Industries Ltd. - ADR (b)	6,672	188,618

Broadline Retail - 1.0%
JD.com, Inc. - ADR	5,837	204,178
		$–
Footwear - 0.6%
Asics Corp. - ADR	4,782	124,165

Hotels, Resorts & Cruise Lines - 0.8%
Trip.com Group Ltd. - ADR	2,122	159,574
		$–
Restaurants - 2.4%
Meituan - ADR (a)(b)	17,464	465,940
Total Consumer Discretionary		2,389,646

Consumer Staples - 9.5%
Agricultural Products & Services - 0.8%
Archer-Daniels-Midland Co.	1,549	92,537
Bunge Global SA (b)	751	61,019
		153,556
Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	125	115,704
Dollar Tree, Inc. (a)	1,615	152,407
Walmart, Inc.	1,529	157,579
		425,690

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Food Distributors - 0.9%
Sysco Corp.	2,277	$187,488
		$–
Food Retail - 0.5%
Koninklijke Ahold Delhaize NV - ADR	2,276	92,269

Household Products - 0.6%
Procter & Gamble Co.	789	121,230
		$–
Packaged Foods & Meats - 0.4%
Kraft Heinz Co.	3,330	86,713

Soft Drinks & Non-alcoholic Beverages - 2.4%
Coca-Cola Co.	3,504	232,385
Monster Beverage Corp. (a)(b)	1,892	127,351
PepsiCo, Inc.	817	114,739
		474,475
Tobacco - 1.7%
Philip Morris International, Inc.	2,033	329,753
Total Consumer Staples		1,871,174

Energy - 3.8%
Integrated Oil & Gas - 1.5%
Exxon Mobil Corp.	2,580	290,895
		$–
Oil & Gas Exploration & Production - 0.9%
EOG Resources, Inc.	1,534	171,992

Oil & Gas Storage & Transportation - 1.4%
Cheniere Energy, Inc.	1,178	276,807
Total Energy		739,694

Financials - 2.4%
Financial Exchanges & Data - 1.5%
Intercontinental Exchange, Inc.	1,767	297,704

Regional Banks - 0.9%
Resona Holdings, Inc. - ADR (b)	8,283	167,317
Total Financials		465,021

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Health Care - 2.2%
Biotechnology - 0.4%
BeOne Medicines Ltd. - ADR (a)	233	$79,383

Pharmaceuticals - 1.8%
Shionogi & Co. Ltd. - ADR	40,280	352,450
Total Health Care		431,833

Industrials - 19.9%
Aerospace & Defense - 11.5%
AeroVironment, Inc. (a)	1,102	347,009
BWX Technologies, Inc.	1,767	325,782
General Dynamics Corp.	388	132,308
General Electric Co.	3,371	1,014,064
Howmet Aerospace, Inc.	1,062	208,396
L3Harris Technologies, Inc.	768	234,555
		2,262,114
Construction Machinery & Heavy Transportation Equipment - 3.1%
Caterpillar, Inc.	1,278	609,798

Electrical Components & Equipment - 2.3%
Eaton Corp. PLC	693	259,355
Nexans SA - ADR	2,557	189,908
		449,263
Industrial Machinery & Supplies & Components - 2.0%
FANUC Corp. - ADR	14,795	211,569
Parker-Hannifin Corp.	249	188,779
		400,348
Rail Transportation - 1.0%
Central Japan Railway Co. - ADR (b)	13,241	188,949
Total Industrials		3,910,472

Information Technology - 35.6%(c)
Application Software - 5.1%
Atlassian Corp. - Class A (a)	1,337	213,519
Datadog, Inc. - Class A (a)	3,134	446,282
Elastic NV (a)(b)	3,982	336,439
		996,240
Electronic Components - 2.6%
Murata Manufacturing Co. Ltd. - ADR (b)	22,594	212,384
TDK Corp. - ADR	21,166	306,907
		519,291

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.7%
Nomura Research Institute Ltd. - ADR	3,369	128,729

Semiconductor Materials & Equipment - 2.0%
Advantest Corp. - ADR (b)	2,515	252,758
Disco Corp. - ADR	4,786	150,041
		402,799
Semiconductors - 11.7%
First Solar, Inc. (a)	3,048	672,175
NVIDIA Corp.	5,350	998,203
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,233	623,655
		2,294,033
Systems Software - 6.8%
Crowdstrike Holdings, Inc. - Class A (a)	563	276,084
Microsoft Corp.	1,466	759,314
SentinelOne, Inc. - Class A (a)	17,362	305,745
		1,341,143
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,471	374,561
Dell Technologies, Inc. - Class C	2,826	400,642
Hewlett Packard Enterprise Co.	14,558	357,544
Xiaomi Corp. - ADR (a)	5,421	188,434
		1,321,181
Total Information Technology		7,003,416

Materials - 8.5%
Copper - 1.1%
Freeport-McMoRan, Inc.	5,380	211,004
Southern Copper Corp.	0(d)	48
		211,052
Gold - 4.4%
Agnico Eagle Mines Ltd.	1,380	232,613
Gold Fields Ltd. - ADR	15,363	644,631
		877,244
Industrial Gases - 1.0%
Linde PLC	407	193,325

Steel - 2.0%
Nippon Steel Corp. - ADR (b)	26,679	193,156
Steel Dynamics, Inc.	1,436	200,221
		393,377
Total Materials		1,674,998
TOTAL COMMON STOCKS (Cost $17,943,386)		19,573,216

INTELLIGENT ALPHA ATLAS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.0%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(e)	2,358,691	$2,358,691
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,358,691)		2,358,691

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.05%(e)	71,660	71,660
TOTAL MONEY MARKET FUNDS (Cost $71,660)		71,660

TOTAL INVESTMENTS - 112.0% (Cost $20,373,737)		$22,003,567
Liabilities in Excess of Other Assets - (12.0)%		(2,348,897)
TOTAL NET ASSETS - 100.0%		$19,654,670

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
LLC – Limited Liability Company
PLC – Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $2,281,560.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Rounds to zero.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

INTELLIGENT ALPHA ATLAS ETF

Summary of Fair Value Disclosures as of September 30, 2025 (Unaudited)

Intelligent Alpha Atlas ETF (formerly known as the Intelligent Livermore ETF) (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	—	$19,573,216	$—	$—	$19,573,216
Investments Purchased with Proceeds from Securities Lending	2,358,691	—	—	—	2,358,691
Money Market Funds	—	71,660	—	—	71,660
Total Investments	$2,358,691	$19,644,876	$—	$—	$22,003,567

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,358,691 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended September 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.